Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements and Going Concern - Additional Information (Detail) $ in Thousands		6 Months Ended
	Nov. 14, 2024	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Cash and cash equivalents		$ 2,094	$ 25,929	$ 9,766	$ 32,056
Net loss		12,536	$ 35,206
Accumulated losses		713,359		700,823
Net current liabilities		$ 343		$ (2,868)
Reverse stock split description		In connection with a reverse stock split of 100-to-1 effective November 14, 2024
Reverse stock split conversion ratio	0.01
Effective date of reverse stock split		Nov. 14, 2024